SUBSEQUENT EVENTS	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

The Company evaluates subsequent events up until the date the consolidated financial statements are issued.

Distribution Declared

On January 23, 2020, the Company’s board of directors authorized a distribution in the amount of $0.00860000 per share of common stock to stockholders of record as of the close of business on January 24, 2020. On January 29, 2020, the Company paid distributions of $0.6 million related to this distribution.

Series B Debentures

On February 16, 2020, Pacific Oak Strategic Opportunity BVI issued 254.1 million Israeli new Shekels (approximately $74.1 million as of February 16, 2020) of Series B debentures to Israeli investors pursuant to a public offering registered with the Israel Securities Authority. The Series B Debentures will bear interest at the rate of 3.93% per year. The Series B Debentures have principal installment payments equal to 33.33% of the face amount of the Series B Debentures on January 31st of each year from 2024 to 2026.

Proposed NAV REIT Conversion

On January 22, 2020, the Company filed a registration statement on Form S-11 with the SEC to offer up to $1 billion in additional shares of the Company’s common stock. This new registration statement contemplates a proposed conversion of the Company to a perpetual-life net asset value or “NAV” REIT that offers and sells shares of the Company’s common stock continuously through a number of distribution channels in ongoing public offerings, and seeks to provide increased liquidity to current and future stockholders through an expansion of the Company’s current share redemption program. See “Proposed NAV REIT Conversion” in Item Part I, Item 1 of this Annual Report on Form 10-K for more information.

Proposed Merger

On February 19, 2020, the Company, Pacific Oak SOR II, LLC, an indirect subsidiary of the Company’s (“Merger Sub”), and Pacific Oak Strategic Opportunity REIT II, Inc. (“POSOR II”) entered into an Agreement and Plan of Merger (the “Merger Agreement”). Subject to the terms and conditions of the Merger Agreement, POSOR II will merge with and into Merger Sub (the “Merger”), with Merger Sub surviving the Merger (the “Surviving Entity”), such that following the Merger, the Surviving Entity will continue as an indirect subsidiary of the Company’s. In accordance with the applicable provisions of the Maryland General Corporation Law, the separate existence of POSOR II shall cease. At the effective time of the Merger and subject to the terms and conditions of the Merger Agreement, each issued and outstanding share of POSOR II’s common stock (or a fraction thereof), $0.01 par value per share, will be converted into the right to receive 0.9643 shares of the Company’s common stock, par value $0.01 per share. The combined company after the Merger will retain the name “Pacific Oak Strategic Opportunity REIT, Inc.” See “Proposed Merger” in Item Part I, Item 1 of this Annual Report on Form 10-K for more information.

Concurrently with the entry into the Merger Agreement, the Company and the Advisor entered into the Amended and Restated Advisory Agreement (the “Amended Advisory Agreement”). The Amended Advisory Agreement amended the Company’s existing advisory agreement to provide that no acquisition fees will be paid in connection with the Merger and to set the “issue price” ($10.63 per share) of the shares issued in the Merger for purposes of calculating the Advisor’s incentive fee. The Merger itself will not trigger an incentive fee to the Advisor by POSOR II or the Company.

Concurrently with the entry into the Merger Agreement, POSOR II and the Advisor entered into a termination letter agreement (the “Termination Agreement”), effective as of February 19, 2020. Pursuant to the Termination Agreement, the advisory agreement between POSOR II and the Advisor (the “POSOR II Advisory Agreement”) will be terminated at the effective time of the Merger. Also pursuant to the Termination Agreement, the Advisor waived any disposition fee it otherwise would be entitled to receive from POSOR II with respect to the Merger. If, however, the Company is ultimately sold to another bidder, then the Advisor may be entitled to a disposition fee from POSOR II in an amount as set forth in the POSOR II Advisory Agreement.

COVID-19

The recent global outbreak of COVID-19 (more commonly known as the Coronavirus) has significantly disrupted economic markets and impacted commercial activity worldwide, including the US, and the prolonged economic impact is uncertain. Customers and potential customers of the properties we own could be adversely affected by the disruption to business caused by the global outbreak of the Coronavirus. This could lead to similar negative impacts on our business. As a result of the disrupted economic markets, the Company’s investment in real estate equity securities has experienced significant unrealized losses.

16.	SUBSEQUENT EVENTS
The Company evaluates subsequent events up until the date the consolidated financial statements are issued.